Earnings Per Share	3 Months Ended
Sep. 30, 2011
Earnings Per Share
Earnings Per Share [Text Block]
4.	INCOME (LOSS) PER SHARE

Income (loss) per share — basic is calculated by dividing net income (loss) by the weighted average number of shares of stock outstanding during the period, including shares issuable without additional consideration. Income (loss) per share — assuming dilution is calculated by dividing net income (loss) by the weighted average number of shares outstanding during the period adjusted for the effect of dilutive potential shares calculated using the treasury stock method.

	Three Months Ended			Nine Months Ended
	September 30, 2011		September 30, 2010	September 30, 2011		September 30, 2010
Numerator:
Net income (loss)		$24,971	$(92,008)		$29,183	$(331,495)
Denominator:
Weighted average shares outstanding — basic		8,235,697	7,922,721		8,043,010	7,922,721
Effect of dilutive stock options		43,161	—		230,823	—
Effect of dilutive warrants		167,037	—		422,437	—

Weighted average shares outstanding — assuming dilution		8,445,895	7,922,721		8,696,270	7,922,721

Net income (loss) per share — basic	$	NIL	$(.01)	$	NIL	$(.04)

Net income (loss) per share — assuming dilution	$	NIL	$(.01)	$	NIL	$(.04)

Stock options to purchase 1,519,788 shares of common stock at exercise prices ranging from $.04 to $1.00 per share were outstanding for the three and nine months ended September 30, 2011, but were not included in the calculation of income (loss) per share – assuming dilution because the options were not dilutive.

Warrants to purchase 371,000 shares of common stock at exercise prices ranging from $.08 to $1.00 per share were outstanding for the three and nine months ended September 30, 2011, but were not included in the calculation of income (loss) per share – assuming dilution because the warrants were not dilutive.

A convertible promissory note to purchase 107,843 shares of common stock at an exercise price of $1.00 per share was outstanding for the three and nine months ended September 30, 2011, but was not included in the calculation of income (loss) per share – assuming dilution because the convertible promissory note was not dilutive.

Basic and diluted loss per share was the same for the three and nine months ended September 30, 2010 because there was a net loss for each period.